UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders
Columbia Dividend Income Fund
Class A / LBSAX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 99	0.90%
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selections in the financials and consumer staples sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| Underweight positions in the consumer discretionary and real estate sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in JP Morgan, a large money center bank; KLA Corporation, a semiconductor equipment company; Broadcom, a semiconductor chip company; and Parker-Hannifin, an electronic equipment company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the communication services, health care and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the information technology and communications services sectors detracted from relative performance.
Individual holdings
| Fund positions in United Parcel Service, an air freight and logistics company; Cisco Systems, a communications equipment company; Johnson & Johnson, a pharmaceuticals company; and McDonalds, a restaurant company, were top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	20.23	12.04	10.52
Class A (including sales charges)	13.32	10.71	9.87
Russell 1000 Index	28.01	15.42	12.40
Russell 1000 Value Index	21.71	10.74	8.61
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 39,874,666,035
Total number of portfolio holdings	79
Management services fees (represents 0.53% of Fund average net assets)	$ 198,066,762
Portfolio turnover for the reporting period	14%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.6%
Exxon Mobil Corp.	2.5%
Broadcom, Inc.	2.4%
Chevron Corp.	2.4%
Johnson & Johnson	2.3%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.3%
Home Depot, Inc. (The)	2.2%
Merck & Co., Inc.	2.2%
Asset Categories
Equity Sector Allocation
Availability of Additional
Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Dividend Income Fund
Advisor Class / CVIRX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 72	0.65%
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selections in the financials and consumer staples sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| Underweight positions in the consumer discretionary and real estate sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in JP Morgan, a large money center bank; KLA Corporation, a semiconductor equipment company; Broadcom, a semiconductor chip company; and Parker-Hannifin, an electronic equipment company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the communication services, health care and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the information technology and communications services sectors detracted from relative performance.
Individual holdings
| Fund positions in United Parcel Service, an air freight and logistics company; Cisco Systems, a communications equipment company; Johnson & Johnson, a pharmaceuticals company; and McDonalds, a restaurant company, were top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	20.50	12.32	10.80
Russell 1000 Index	28.01	15.42	12.40
Russell 1000 Value Index	21.71	10.74	8.61
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 39,874,666,035
Total number of portfolio holdings	79
Management services fees (represents 0.53% of Fund average net assets)	$ 198,066,762
Portfolio turnover for the reporting period	14%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.6%
Exxon Mobil Corp.	2.5%
Broadcom, Inc.	2.4%
Chevron Corp.	2.4%
Johnson & Johnson	2.3%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.3%
Home Depot, Inc. (The)	2.2%
Merck & Co., Inc.	2.2%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Income Fund
Class C
/
LBSCX
Annual Shareholder Report | May 31, 2024
This
annual shareholder report
contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611
.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 181	1.65%
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selections in the financials and consumer staples sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| Underweight positions in the consumer discretionary and real estate sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in JP Morgan, a large money center bank; KLA Corporation, a semiconductor equipment company; Broadcom, a semiconductor chip company; and Parker-Hannifin, an electronic equipment company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the communication services, health care and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the information technology and communications services sectors detracted from relative performance.
Individual holdings
| Fund positions in United Parcel Service, an air freight and logistics company; Cisco Systems, a communications equipment company; Johnson & Johnson, a pharmaceuticals company; and McDonalds, a restaurant company, were top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	19.31	11.20	9.70
Class C (including sales charges)	18.31	11.20	9.70
Russell 1000 Index	28.01	15.42	12.40
Russell 1000 Value Index	21.71	10.74	8.61
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions.Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 39,874,666,035
Total number of portfolio holdings	79
Management services fees (represents 0.53% of Fund average net assets)	$ 198,066,762
Portfolio turnover for the reporting period	14%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.6%
Exxon Mobil Corp.	2.5%
Broadcom, Inc.	2.4%
Chevron Corp.	2.4%
Johnson & Johnson	2.3%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.3%
Home Depot, Inc. (The)	2.2%
Merck & Co., Inc.	2.2%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Income Fund
Institutional Class
/
GSFTX
Annual Shareholder Report | May 31, 2024
This
annual shareholder report
contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611
.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 72	0.65%
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selections in the financials and consumer staples sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| Underweight positions in the consumer discretionary and real estate sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in JP Morgan, a large money center bank; KLA Corporation, a semiconductor equipment company; Broadcom, a semiconductor chip company; and Parker-Hannifin, an electronic equipment company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the communication services, health care and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the information technology and communications services sectors detracted from relative performance.
Individual holdings
| Fund positions in United Parcel Service, an air freight and logistics company; Cisco Systems, a communications equipment company; Johnson & Johnson, a pharmaceuticals company; and McDonalds, a restaurant company, were top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	20.51	12.31	10.80
Russell 1000 Index	28.01	15.42	12.40
Russell 1000 Value Index	21.71	10.74	8.61
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 39,874,666,035
Total number of portfolio holdings	79
Management services fees (represents 0.53% of Fund average net assets)	$ 198,066,762
Portfolio turnover for the reporting period	14%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.6%
Exxon Mobil Corp.	2.5%
Broadcom, Inc.	2.4%
Chevron Corp.	2.4%
Johnson & Johnson	2.3%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.3%
Home Depot, Inc. (The)	2.2%
Merck & Co., Inc.	2.2%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Income Fund
Institutional 2 Class
/
CDDRX
Annual Shareholder Report | May 31, 2024
This
annual shareholder report
contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611
.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 65	0.59%
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selections in the financials and consumer staples sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| Underweight positions in the consumer discretionary and real estate sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in JP Morgan, a large money center bank; KLA Corporation, a semiconductor equipment company; Broadcom, a semiconductor chip company; and Parker-Hannifin, an electronic equipment company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the communication services, health care and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the information technology and communications services sectors detracted from relative performance.
Individual holdings
| Fund positions in United Parcel Service, an air freight and logistics company; Cisco Systems, a communications equipment company; Johnson & Johnson, a pharmaceuticals company; and McDonalds, a restaurant company, were top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	20.59	12.38	10.90
Russell 1000 Index	28.01	15.42	12.40
Russell 1000 Value Index	21.71	10.74	8.61
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 39,874,666,035
Total number of portfolio holdings	79
Management services fees (represents 0.53% of Fund average net assets)	$ 198,066,762
Portfolio turnover for the reporting period	14%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.6%
Exxon Mobil Corp.	2.5%
Broadcom, Inc.	2.4%
Chevron Corp.	2.4%
Johnson & Johnson	2.3%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.3%
Home Depot , Inc. (The)	2.2%
Merck & Co., Inc.	2.2%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Income Fund
Institutional 3 Class
/
CDDYX
Annual Shareholder Report | May 31, 2024
This
annual shareholder report
contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611
.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 61	0.55%
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selections in the financials and consumer staples sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| Underweight positions in the consumer discretionary and real estate sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in JP Morgan, a large money center bank; KLA Corporation, a semiconductor equipment company; Broadcom, a semiconductor chip company; and Parker-Hannifin, an electronic equipment company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the communication services, health care and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the information technology and communications services sectors detracted from relative performance.
Individual holdings
| Fund positions in United Parcel Service, an air freight and logistics company; Cisco Systems, a communications equipment company; Johnson & Johnson, a pharmaceuticals company; and McDonalds, a restaurant company, were top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	20.64	12.44	10.96
Russell 1000 Index	28.01	15.42	12.40
Russell 1000 Value Index	21.71	10.74	8.61
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 39,874,666,035
Total number of portfolio holdings	79
Management services fees (represents 0.53% of Fund average net assets)	$ 198,066,762
Portfolio turnover for the reporting period	14%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.6%
Exxon Mobil Corp.	2.5%
Broadcom, Inc.	2.4%
Chevron Corp.	2.4%
Johnson & Johnson	2.3%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.3%
Home Depot, Inc. (The)	2.2%
Merck & Co., Inc.	2.2%
Asset
Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Income Fund
Class R
/
CDIRX
Annual Shareholder Report | May 31, 2024
This
annual shareholder report
contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611
.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$ 126	1.15%
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selections in the financials and consumer staples sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| Underweight positions in the consumer discretionary and real estate sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in JP Morgan, a large money center bank; KLA Corporation, a semiconductor equipment company; Broadcom, a semiconductor chip company; and Parker-Hannifin, an electronic equipment company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection
| Selections in the communication services, health care and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the information technology and communications services sectors detracted from relative performance.
Individual holdings
| Fund positions in United Parcel Service, an air freight and logistics company; Cisco Systems, a communications equipment company; Johnson & Johnson, a pharmaceuticals company; and McDonalds, a restaurant company, were top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	19.92	11.75	10.25
Russell 1000 Index	28.01	15.42	12.40
Russell 1000 Value Index	21.71	10.74	8.61
Past performance does not guarantee future performance
.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 39,874,666,035
Total number of portfolio holdings	79
Management services fees (represents 0.53% of Fund average net assets)	$ 198,066,762
Portfolio turnover for the reporting period	14%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net
assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.3%
Microsoft Corp.	3.6%
Exxon Mobil Corp.	2.5%
Broadcom, Inc.	2.4%
Chevron Corp.	2.4%
Johnson & Johnson	2.3%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.3%
Home Depot, Inc. (The)	2.2%
Merck & Co., Inc.	2.2%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant		Amount billed to the registrant's investment advisor
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023
Audit fees (a)	$31,493	$30,090	$0	$0
Audit-related fees (b)	$0	$0	$0	$0
Tax fees (c)	$12,850	$13,350	$0	$0
All other fees (d)	$0	$0	$0	$0
Non-audit fees (g)	$0	$0	$581,000	$577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Dividend Income Fund
Annual Financial Statements and Additional Information
May 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Dividend Income Fund | 2024

Portfolio of Investments
May 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 3.9%
Diversified Telecommunication Services 1.4%
AT&T, Inc.	29,618,142	539,642,547
Entertainment 0.8%
Walt Disney Co. (The)	3,228,099	335,431,767
Media 1.7%
Comcast Corp., Class A	17,034,352	681,885,111
Total Communication Services		1,556,959,425
Consumer Discretionary 5.8%
Broadline Retail 0.3%
eBay, Inc.	1,943,720	105,388,498
Distributors 0.5%
Genuine Parts Co.	1,406,690	202,760,297
Hotels, Restaurants & Leisure 1.3%
McDonald’s Corp.	2,034,740	526,773,838
Specialty Retail 3.2%
Home Depot, Inc. (The)	2,600,712	870,900,428
TJX Companies, Inc. (The)	3,784,813	390,214,220
Total		1,261,114,648
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B	2,135,122	202,943,346
Total Consumer Discretionary		2,298,980,627
Consumer Staples 8.5%
Beverages 2.1%
Coca-Cola Co. (The)	8,339,317	524,793,219
PepsiCo, Inc.	1,820,589	314,779,838
Total		839,573,057
Consumer Staples Distribution & Retail 2.3%
Walmart, Inc.	14,016,063	921,696,303
Food Products 1.8%
General Mills, Inc.	4,351,936	299,195,600
Mondelez International, Inc., Class A	6,107,093	418,519,083
Total		717,714,683
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 2.3%
Procter & Gamble Co. (The)	5,483,583	902,268,747
Total Consumer Staples		3,381,252,790
Energy 8.1%
Oil, Gas & Consumable Fuels 8.1%
Chevron Corp.	5,769,963	936,464,995
ConocoPhillips Co.	2,614,280	304,511,335
EOG Resources, Inc.	4,195,998	522,611,551
Exxon Mobil Corp.	8,649,482	1,014,238,259
Valero Energy Corp.	2,944,630	462,719,158
Total		3,240,545,298
Total Energy		3,240,545,298
Financials 18.5%
Banks 8.4%
Bank of America Corp.	13,387,266	535,356,767
JPMorgan Chase & Co.	8,384,886	1,699,029,450
PNC Financial Services Group, Inc. (The)	2,902,797	456,871,220
Wells Fargo & Co.	11,033,430	661,123,126
Total		3,352,380,563
Capital Markets 5.1%
Bank of New York Mellon Corp. (The)	6,377,598	380,168,617
BlackRock, Inc.	554,112	427,791,087
Blackstone, Inc.	1,376,410	165,857,405
CME Group, Inc.	2,785,505	565,401,805
Morgan Stanley	4,973,307	486,588,357
Total		2,025,807,271
Financial Services 1.6%
Visa, Inc., Class A	2,342,119	638,133,743
Insurance 3.4%
Chubb Ltd.	2,642,019	715,511,585
Marsh & McLennan Companies, Inc.	3,068,960	637,054,717
Total		1,352,566,302
Total Financials		7,368,887,879
Health Care 12.5%
Biotechnology 2.1%
AbbVie, Inc.	5,196,540	837,890,110
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.0%
Abbott Laboratories	3,984,260	407,151,529
Becton Dickinson & Co.	1,888,130	437,989,516
Medtronic PLC	4,385,321	356,833,570
Total		1,201,974,615
Health Care Providers & Services 2.9%
Elevance Health, Inc.	1,122,143	604,251,563
UnitedHealth Group, Inc.	1,101,117	545,460,328
Total		1,149,711,891
Pharmaceuticals 4.5%
Johnson & Johnson	6,365,231	933,588,430
Merck & Co., Inc.	6,899,383	866,148,542
Total		1,799,736,972
Total Health Care		4,989,313,588
Industrials 13.2%
Aerospace & Defense 2.2%
Lockheed Martin Corp.	887,178	417,275,301
Northrop Grumman Corp.	1,007,904	454,332,886
Total		871,608,187
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	2,588,454	359,613,914
Building Products 1.1%
Trane Technologies PLC	1,349,852	442,022,536
Commercial Services & Supplies 0.9%
Waste Management, Inc.	1,765,752	372,096,919
Ground Transportation 1.9%
Union Pacific Corp.	3,239,227	754,156,830
Industrial Conglomerates 1.6%
Honeywell International, Inc.	3,045,080	615,684,725
Machinery 3.1%
Cummins, Inc.	986,356	277,886,076
Illinois Tool Works, Inc.	1,314,128	319,004,572
Parker-Hannifin Corp.	1,176,511	625,339,127
Total		1,222,229,775
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.5%
Automatic Data Processing, Inc.	1,613,830	395,259,244
Booz Allen Hamilton Holding Corp.	1,412,526	215,000,582
Total		610,259,826
Total Industrials		5,247,672,712
Information Technology 17.7%
Communications Equipment 1.7%
Cisco Systems, Inc.	14,971,299	696,165,403
IT Services 2.6%
Accenture PLC, Class A	1,451,930	409,865,320
International Business Machines Corp.	3,656,212	610,038,972
Total		1,019,904,292
Semiconductors & Semiconductor Equipment 9.8%
Analog Devices, Inc.	3,289,135	771,269,266
Broadcom, Inc.	718,082	954,007,841
KLA Corp.	983,730	747,172,447
Lam Research Corp.	667,513	622,415,822
Microchip Technology, Inc.	4,605,986	447,840,019
Texas Instruments, Inc.	1,860,521	362,820,200
Total		3,905,525,595
Software 3.6%
Microsoft Corp.	3,493,924	1,450,432,670
Total Information Technology		7,072,027,960
Materials 3.2%
Chemicals 2.1%
Linde PLC	1,166,692	508,117,700
PPG Industries, Inc.	2,552,854	335,470,544
Total		843,588,244
Containers & Packaging 1.1%
Avery Dennison Corp.	984,127	223,977,464
Packaging Corp. of America	1,173,952	215,408,452
Total		439,385,916
Total Materials		1,282,974,160
Real Estate 1.4%
Industrial REITs 0.5%
Prologis, Inc.	1,779,176	196,581,156
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Dividend Income Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.5%
AvalonBay Communities, Inc.	1,013,222	195,227,615
Specialized REITs 0.4%
Public Storage	626,162	171,461,941
Total Real Estate		563,270,712
Utilities 5.2%
Electric Utilities 3.0%
American Electric Power Co., Inc.	3,043,310	274,658,727
Entergy Corp.	2,291,315	257,750,024
NextEra Energy, Inc.	3,000,190	240,075,204
Southern Co. (The)	5,311,005	425,623,941
Total		1,198,107,896
Multi-Utilities 2.2%
Ameren Corp.	2,431,595	178,406,125
CMS Energy Corp.	2,671,832	168,138,388
DTE Energy Co.	1,179,653	137,464,964
Public Service Enterprise Group, Inc.	2,485,333	188,288,828
WEC Energy Group, Inc.	2,494,981	202,168,311
Total		874,466,616
Total Utilities		2,072,574,512
Total Common Stocks (Cost $24,083,719,313)		39,074,459,663

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(a),(b)	720,354,729	720,210,659
Total Money Market Funds (Cost $720,096,933)		720,210,659
Total Investments in Securities (Cost: $24,803,816,246)		39,794,670,322
Other Assets & Liabilities, Net		79,995,713
Net Assets		39,874,666,035
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	497,490,621	2,725,227,976	(2,502,701,508)	193,570	720,210,659	(93,398)	29,390,950	720,354,729
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Fair value measurements   (continued)
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	1,556,959,425	—	—	1,556,959,425
Consumer Discretionary	2,298,980,627	—	—	2,298,980,627
Consumer Staples	3,381,252,790	—	—	3,381,252,790
Energy	3,240,545,298	—	—	3,240,545,298
Financials	7,368,887,879	—	—	7,368,887,879
Health Care	4,989,313,588	—	—	4,989,313,588
Industrials	5,247,672,712	—	—	5,247,672,712
Information Technology	7,072,027,960	—	—	7,072,027,960
Materials	1,282,974,160	—	—	1,282,974,160
Real Estate	563,270,712	—	—	563,270,712
Utilities	2,072,574,512	—	—	2,072,574,512
Total Common Stocks	39,074,459,663	—	—	39,074,459,663
Money Market Funds	720,210,659	—	—	720,210,659
Total Investments in Securities	39,794,670,322	—	—	39,794,670,322
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Dividend Income Fund  | 2024

Statement of Assets and Liabilities
May 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $24,083,719,313)	$39,074,459,663
Affiliated issuers (cost $720,096,933)	720,210,659
Receivable for:
Capital shares sold	32,197,305
Dividends	83,704,445
Prepaid expenses	128,757
Deferred compensation of board members	1,017,273
Total assets	39,911,718,102
Liabilities
Payable for:
Capital shares redeemed	31,013,323
Management services fees	566,756
Distribution and/or service fees	67,963
Transfer agent fees	3,104,631
Compensation of board members	41,027
Other expenses	665,068
Deferred compensation of board members	1,593,299
Total liabilities	37,052,067
Net assets applicable to outstanding capital stock	$39,874,666,035
Represented by
Paid in capital	23,827,023,588
Total distributable earnings (loss)	16,047,642,447
Total - representing net assets applicable to outstanding capital stock	$39,874,666,035
Class A
Net assets	$4,438,350,585
Shares outstanding	137,127,028
Net asset value per share	$32.37
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$34.34
Advisor Class
Net assets	$3,526,167,830
Shares outstanding	106,657,840
Net asset value per share	$33.06
Class C
Net assets	$1,315,822,613
Shares outstanding	42,214,242
Net asset value per share	$31.17
Institutional Class
Net assets	$18,992,523,863
Shares outstanding	586,027,753
Net asset value per share	$32.41
Institutional 2 Class
Net assets	$3,388,852,783
Shares outstanding	102,612,932
Net asset value per share	$33.03
Institutional 3 Class
Net assets	$8,016,123,941
Shares outstanding	242,282,476
Net asset value per share	$33.09
Class R
Net assets	$196,824,420
Shares outstanding	6,077,211
Net asset value per share	$32.39
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund  | 2024

Statement of Operations
Year Ended May 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$943,523,375
Dividends — affiliated issuers	29,390,950
Total income	972,914,325
Expenses:
Management services fees	198,066,762
Distribution and/or service fees
Class A	10,490,431
Class C	12,863,093
Class R	982,267
Class V	109,646
Transfer agent fees
Class A	4,645,072
Advisor Class	3,777,364
Class C	1,424,724
Institutional Class	19,526,287
Institutional 2 Class	1,676,258
Institutional 3 Class	464,534
Class R	217,664
Class V	49,028
Custodian fees	154,516
Printing and postage fees	1,399,508
Registration fees	418,291
Accounting services fees	30,993
Legal fees	434,623
Compensation of chief compliance officer	6,887
Compensation of board members	450,488
Deferred compensation of board members	180,893
Other	561,796
Total expenses	257,931,125
Expense reduction	(1,740)
Total net expenses	257,929,385
Net investment income	714,984,940
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,288,464,547
Investments — affiliated issuers	(93,398)
Net realized gain	1,288,371,149
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	4,910,689,123
Investments — affiliated issuers	193,570
Net change in unrealized appreciation (depreciation)	4,910,882,693
Net realized and unrealized gain	6,199,253,842
Net increase in net assets resulting from operations	$6,914,238,782
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Dividend Income Fund  | 2024

Statement of Changes in Net Assets

	Year Ended May 31, 2024	Year Ended May 31, 2023
Operations
Net investment income	$714,984,940	$732,948,327
Net realized gain	1,288,371,149	1,142,542,542
Net change in unrealized appreciation (depreciation)	4,910,882,693	(2,438,000,767)
Net increase (decrease) in net assets resulting from operations	6,914,238,782	(562,509,898)
Distributions to shareholders
Net investment income and net realized gains
Class A	(194,427,282)	(154,151,214)
Advisor Class	(163,291,431)	(125,342,783)
Class C	(51,535,056)	(39,242,163)
Institutional Class	(850,979,311)	(673,349,498)
Institutional 2 Class	(145,694,495)	(113,983,696)
Institutional 3 Class	(370,454,811)	(292,108,284)
Class R	(8,567,884)	(7,283,081)
Class V	(685,181)	(3,116,021)
Total distributions to shareholders	(1,785,635,451)	(1,408,576,740)
Decrease in net assets from capital stock activity	(333,667,529)	(699,230,374)
Total increase (decrease) in net assets	4,794,935,802	(2,670,317,012)
Net assets at beginning of year	35,079,730,233	37,750,047,245
Net assets at end of year	$39,874,666,035	$35,079,730,233
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2024		May 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	21,722,845	663,966,779	22,850,983	653,720,647
Distributions reinvested	5,412,435	162,966,453	4,510,442	130,057,930
Shares redeemed	(30,640,644)	(931,272,282)	(34,283,933)	(978,042,663)
Net decrease	(3,505,364)	(104,339,050)	(6,922,508)	(194,264,086)
Advisor Class
Shares sold	23,102,406	715,256,928	24,553,496	718,386,500
Distributions reinvested	5,271,898	162,040,935	4,247,838	124,704,086
Shares redeemed	(30,863,441)	(961,266,409)	(29,638,020)	(866,623,980)
Net decrease	(2,489,137)	(83,968,546)	(836,686)	(23,533,394)
Class C
Shares sold	5,026,831	148,279,062	5,996,819	166,176,131
Distributions reinvested	1,568,272	45,520,112	1,204,095	33,818,342
Shares redeemed	(9,629,117)	(283,202,622)	(8,938,103)	(246,374,902)
Net decrease	(3,034,014)	(89,403,448)	(1,737,189)	(46,380,429)
Institutional Class
Shares sold	115,919,392	3,554,578,499	118,495,412	3,391,400,366
Distributions reinvested	24,907,526	750,749,767	20,599,048	593,407,172
Shares redeemed	(135,136,785)	(4,109,316,116)	(152,768,478)	(4,373,840,875)
Net increase (decrease)	5,690,133	196,012,150	(13,674,018)	(389,033,337)
Institutional 2 Class
Shares sold	24,816,597	777,660,629	26,645,634	774,006,652
Distributions reinvested	4,676,068	143,575,000	3,818,719	111,923,333
Shares redeemed	(24,240,083)	(753,776,494)	(31,113,728)	(901,900,606)
Net increase (decrease)	5,252,582	167,459,135	(649,375)	(15,970,621)
Institutional 3 Class
Shares sold	34,247,274	1,069,210,600	46,402,567	1,351,589,075
Distributions reinvested	8,293,428	255,055,327	6,726,837	197,370,827
Shares redeemed	(52,711,874)	(1,633,723,693)	(53,142,236)	(1,549,338,118)
Net decrease	(10,171,172)	(309,457,766)	(12,832)	(378,216)
Class R
Shares sold	535,910	16,449,901	724,188	20,764,907
Distributions reinvested	284,172	8,561,153	251,212	7,268,313
Shares redeemed	(1,559,810)	(47,698,128)	(1,847,553)	(52,957,402)
Net decrease	(739,728)	(22,687,074)	(872,153)	(24,924,182)
Class V
Shares sold	6,012	178,228	19,359	557,987
Distributions reinvested	19,023	557,610	88,468	2,552,565
Shares redeemed	(2,909,855)	(88,018,768)	(272,715)	(7,856,661)
Net decrease	(2,884,820)	(87,282,930)	(164,888)	(4,746,109)
Total net decrease	(11,881,520)	(333,667,529)	(24,869,649)	(699,230,374)
The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Dividend Income Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 5/31/2024	$28.21	0.52	5.07	5.59	(0.52)	(0.91)	(1.43)
Year Ended 5/31/2023	$29.77	0.52	(1.02)	(0.50)	(0.50)	(0.56)	(1.06)
Year Ended 5/31/2022	$29.50	0.42	0.71	1.13	(0.41)	(0.45)	(0.86)
Year Ended 5/31/2021	$22.13	0.38	7.37	7.75	(0.38)	—	(0.38)
Year Ended 5/31/2020	$21.45	0.41	0.93	1.34	(0.40)	(0.26)	(0.66)
Advisor Class
Year Ended 5/31/2024	$28.79	0.61	5.16	5.77	(0.59)	(0.91)	(1.50)
Year Ended 5/31/2023	$30.36	0.60	(1.03)	(0.43)	(0.58)	(0.56)	(1.14)
Year Ended 5/31/2022	$30.06	0.51	0.72	1.23	(0.48)	(0.45)	(0.93)
Year Ended 5/31/2021	$22.54	0.45	7.51	7.96	(0.44)	—	(0.44)
Year Ended 5/31/2020	$21.84	0.48	0.94	1.42	(0.46)	(0.26)	(0.72)
Class C
Year Ended 5/31/2024	$27.21	0.28	4.88	5.16	(0.29)	(0.91)	(1.20)
Year Ended 5/31/2023	$28.73	0.29	(0.96)	(0.67)	(0.29)	(0.56)	(0.85)
Year Ended 5/31/2022	$28.49	0.19	0.68	0.87	(0.18)	(0.45)	(0.63)
Year Ended 5/31/2021	$21.38	0.18	7.14	7.32	(0.21)	—	(0.21)
Year Ended 5/31/2020	$20.73	0.23	0.91	1.14	(0.23)	(0.26)	(0.49)
Institutional Class
Year Ended 5/31/2024	$28.25	0.60	5.06	5.66	(0.59)	(0.91)	(1.50)
Year Ended 5/31/2023	$29.81	0.59	(1.01)	(0.42)	(0.58)	(0.56)	(1.14)
Year Ended 5/31/2022	$29.53	0.50	0.71	1.21	(0.48)	(0.45)	(0.93)
Year Ended 5/31/2021	$22.15	0.44	7.38	7.82	(0.44)	—	(0.44)
Year Ended 5/31/2020	$21.48	0.47	0.92	1.39	(0.46)	(0.26)	(0.72)
Institutional 2 Class
Year Ended 5/31/2024	$28.76	0.62	5.17	5.79	(0.61)	(0.91)	(1.52)
Year Ended 5/31/2023	$30.33	0.62	(1.04)	(0.42)	(0.59)	(0.56)	(1.15)
Year Ended 5/31/2022	$30.03	0.52	0.73	1.25	(0.50)	(0.45)	(0.95)
Year Ended 5/31/2021	$22.52	0.46	7.51	7.97	(0.46)	—	(0.46)
Year Ended 5/31/2020	$21.83	0.49	0.94	1.43	(0.48)	(0.26)	(0.74)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Dividend Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2024	$32.37	20.23%	0.90%	0.90% (c)	1.70%	14%	$4,438,351
Year Ended 5/31/2023	$28.21	(1.71% )	0.91%	0.91% (c)	1.81%	17%	$3,967,471
Year Ended 5/31/2022	$29.77	3.80%	0.90%	0.90% (c)	1.38%	16%	$4,392,792
Year Ended 5/31/2021	$29.50	35.42%	0.92%	0.92% (c)	1.49%	11%	$4,247,346
Year Ended 5/31/2020	$22.13	6.26%	0.94%	0.94% (c)	1.80%	14%	$2,689,884
Advisor Class
Year Ended 5/31/2024	$33.06	20.50%	0.65%	0.65% (c)	1.95%	14%	$3,526,168
Year Ended 5/31/2023	$28.79	(1.46% )	0.66%	0.66% (c)	2.06%	17%	$3,142,105
Year Ended 5/31/2022	$30.36	4.08%	0.65%	0.65% (c)	1.63%	16%	$3,338,904
Year Ended 5/31/2021	$30.06	35.76%	0.67%	0.67% (c)	1.74%	11%	$3,140,636
Year Ended 5/31/2020	$22.54	6.53%	0.69%	0.69% (c)	2.07%	14%	$1,640,078
Class C
Year Ended 5/31/2024	$31.17	19.31%	1.65%	1.65% (c)	0.95%	14%	$1,315,823
Year Ended 5/31/2023	$27.21	(2.42% )	1.66%	1.66% (c)	1.06%	17%	$1,231,203
Year Ended 5/31/2022	$28.73	3.01%	1.65%	1.65% (c)	0.63%	16%	$1,350,125
Year Ended 5/31/2021	$28.49	34.43%	1.67%	1.67% (c)	0.75%	11%	$1,286,989
Year Ended 5/31/2020	$21.38	5.44%	1.69%	1.69% (c)	1.05%	14%	$1,037,413
Institutional Class
Year Ended 5/31/2024	$32.41	20.51%	0.65%	0.65% (c)	1.95%	14%	$18,992,524
Year Ended 5/31/2023	$28.25	(1.45% )	0.66%	0.66% (c)	2.06%	17%	$16,392,771
Year Ended 5/31/2022	$29.81	4.09%	0.65%	0.65% (c)	1.63%	16%	$17,707,133
Year Ended 5/31/2021	$29.53	35.76%	0.67%	0.67% (c)	1.74%	11%	$16,364,361
Year Ended 5/31/2020	$22.15	6.50%	0.69%	0.69% (c)	2.06%	14%	$9,604,530
Institutional 2 Class
Year Ended 5/31/2024	$33.03	20.59%	0.59%	0.59%	2.00%	14%	$3,388,853
Year Ended 5/31/2023	$28.76	(1.40% )	0.60%	0.60%	2.12%	17%	$2,799,839
Year Ended 5/31/2022	$30.33	4.16%	0.59%	0.59%	1.69%	16%	$2,972,324
Year Ended 5/31/2021	$30.03	35.84%	0.61%	0.61%	1.79%	11%	$3,093,985
Year Ended 5/31/2020	$22.52	6.57%	0.62%	0.62%	2.13%	14%	$1,385,364
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 5/31/2024	$28.81	0.64	5.17	5.81	(0.62)	(0.91)	(1.53)
Year Ended 5/31/2023	$30.38	0.63	(1.03)	(0.40)	(0.61)	(0.56)	(1.17)
Year Ended 5/31/2022	$30.08	0.54	0.73	1.27	(0.52)	(0.45)	(0.97)
Year Ended 5/31/2021	$22.55	0.48	7.52	8.00	(0.47)	—	(0.47)
Year Ended 5/31/2020	$21.86	0.50	0.94	1.44	(0.49)	(0.26)	(0.75)
Class R
Year Ended 5/31/2024	$28.23	0.44	5.07	5.51	(0.44)	(0.91)	(1.35)
Year Ended 5/31/2023	$29.79	0.45	(1.02)	(0.57)	(0.43)	(0.56)	(0.99)
Year Ended 5/31/2022	$29.51	0.35	0.71	1.06	(0.33)	(0.45)	(0.78)
Year Ended 5/31/2021	$22.14	0.31	7.38	7.69	(0.32)	—	(0.32)
Year Ended 5/31/2020	$21.46	0.35	0.94	1.29	(0.35)	(0.26)	(0.61)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Dividend Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 5/31/2024	$33.09	20.64%	0.55%	0.55%	2.06%	14%	$8,016,124
Year Ended 5/31/2023	$28.81	(1.36% )	0.55%	0.55%	2.17%	17%	$7,272,474
Year Ended 5/31/2022	$30.38	4.20%	0.55%	0.55%	1.74%	16%	$7,668,907
Year Ended 5/31/2021	$30.08	35.95%	0.56%	0.56%	1.85%	11%	$6,667,177
Year Ended 5/31/2020	$22.55	6.62%	0.57%	0.57%	2.17%	14%	$3,986,971
Class R
Year Ended 5/31/2024	$32.39	19.92%	1.15%	1.15% (c)	1.45%	14%	$196,824
Year Ended 5/31/2023	$28.23	(1.96% )	1.15%	1.15% (c)	1.56%	17%	$192,439
Year Ended 5/31/2022	$29.79	3.56%	1.15%	1.15% (c)	1.13%	16%	$229,025
Year Ended 5/31/2021	$29.51	35.08%	1.17%	1.17% (c)	1.24%	11%	$217,516
Year Ended 5/31/2020	$22.14	5.97%	1.19%	1.19% (c)	1.54%	14%	$137,720
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund  | 2024

Notes to Financial Statements
May 31, 2024
Note 1. Organization
Columbia Dividend Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
In September 2023, the Board of Trustees of the Fund approved a proposal to combine Class V shares into Class A shares of the Fund (the Proposal). Shareholders holding Class V shares of the Fund on the record date of October 6, 2023, received a proxy to vote on the Proposal and at a meeting held on December 7, 2023, the Proposal was approved. On December 8, 2023, Class V shareholders received Class A shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their Class V shares. The combination of Class V shares into Class A shares was tax-free for federal tax purposes.
The Board of Trustees of the Fund also approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund will be exchanged for Class S shares of the Fund. This will be a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund will be converted to Institutional Class shares of the Fund. This will be a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Columbia Dividend Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
Columbia Dividend Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.5025% as the Fund’s net assets increase. The effective management services fee rate for the year ended May 31, 2024 was 0.5293% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their

Columbia Dividend Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended May 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.11
Class V	0.06 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended May 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $1,740.
Columbia Dividend Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Shareholder services fees
The Fund had adopted a shareholder services plan that permitted it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may have paid shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder services and up to 0.25% for administrative support services). These fees were limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.  As a result of Class V shares of the Fund being combined into Class A shares, December 8, 2023 was the last day the Fund paid a shareholder services fee for Class V shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended May 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	3,445,033
Class C	—	1.00 (b)	53,653
Class V	5.75	0.50 - 1.00 (a)	148

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.

Columbia Dividend Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2023 through September 30, 2024 (%)	Prior to October 1, 2023 (%)
Class A	1.09	1.10
Advisor Class	0.84	0.85
Class C	1.84	1.85
Institutional Class	0.84	0.85
Institutional 2 Class	0.78	0.79
Institutional 3 Class	0.73	0.74
Class R	1.34	1.35
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At May 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, trustees’ deferred compensation and earnings and profits distributed to shareholders on the redemption of shares.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications. The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
—	(79,632,000)	79,632,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2024			Year Ended May 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
695,389,811	1,090,245,640	1,785,635,451	705,937,483	702,639,257	1,408,576,740
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Columbia Dividend Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
At May 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
120,353,587	942,689,806	—	14,986,192,353
At May 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
24,808,477,969	15,213,632,723	(227,440,370)	14,986,192,353
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,973,468,134 and $6,620,742,864, respectively, for the year ended May 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended May 31, 2024.

Columbia Dividend Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the year ended May 31, 2024.
Note 9. Significant risks
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Columbia Dividend Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Dividend Income Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Dividend Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Dividend Income Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia Dividend Income Fund  | 2024

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended May 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
100.00%	100.00%	$1,352,792,780
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.

Columbia Dividend Income Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Dividend Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN139_05_P01_(07/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	July 23, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	July 23, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	July 23, 2024